Shareholders' Equity - Shares Issued as a Result of the Acquisition of Cymer (Details) € in Millions		12 Months Ended	31 Months Ended
	May. 30, 2013 $ / shares shares	Dec. 31, 2013 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
Schedule Of Stockholders Equity [Line Items]
Name of acquired entity	Cymer
Acquisition date	May 30, 2013	May 30, 2013
Right to receive cash | $ / shares	$ 20.00
Cumulative fair value shares issued Cymer acquisition | €			€ 2,347.3
Cymer [Member]
Schedule Of Stockholders Equity [Line Items]
Right to receive ordinary shares | shares	1.1502
Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]
Schedule Of Stockholders Equity [Line Items]
Cumulative Ordinary shares issued | shares		36,464,576	36,473,095
Cumulative fair value shares issued Cymer acquisition | €		€ 2,346.7